Note 23 - Cash Flow Information	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
23	Cash flow information

Non-cash items and information presented separately on the statements of cash flows statement:

	2024	2023

Operating profit	31,077	12,577
Adjustments for:
Impairment of property, plant and equipment (note 13)	–	878
Unrealised foreign exchange gains (note 7)	1,512	(2,477)
Fair value loss on derivative instruments	496	590
Cash-settled share-based expense (note 9.1)	479	298
Share-based expense included in production costs (note 6)	828	435
Cash portion of cash-settled share-based expense	(691)	(1,695)
Equity-settled share-based expense (note 9.2)	785	564
Cash portion of equity-settled share-based expense (note 9.2(b))	(181)	–
Depreciation (note 13)	12,106	10,049
Loss on disposal of property, plant and equipment	34	–
Cash generated from operations before working capital changes	46,445	21,219
Inventories	(2,278)	516
Prepayments	(2,591)	3,253
Trade and other receivables	(514)	(3,537)
Trade and other payables	(2,132)	(3,822)
Cash generated from operations	38,930	17,629